Summary of Financial Information For Closed Block (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Future policyholder benefits	$ 1,669	$ 1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29
Total liabilities	2,015	2,009
Assets:
Fixed maturity securities, available-for-sale	1,336	1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93
Total assets	1,843	1,827
Excess of reported liabilities over assets	172	182
Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	35	(92)
Adjustment to policyholder dividend obligation	(35)	92
Maximum future earnings to be recognized from assets and liabilities	172	182	193	204
Available-for-Sale Securities
Fair value	1,336	1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)
Net unrealized appreciation	$ 0	$ 0